Post-Retirement and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Reclassification to Level 3		$ 94
Plan assets at fair value at end of year	422	378
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	104	12
Actual return on plan assets	3
Reclassification to Level 2		(2)
Contributions (employer and employee)	16
Benefits paid	(3)
Settlements	(7)
Reclassification to Level 3	4	94
Foreign currency translation adjustment	3
Plan assets at fair value at end of year	$ 120	$ 104